Related Party Transactions (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Management [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, Beginning of Period	$ 315,338	$ 230,722	$ 273,330
New Loans	5,364	1,116	10,956
Less Loan Payments	47,372	29,641	53,564
Balance, End of Period	273,330	202,197	230,722
Related Party Deposit Liabilities		15,100,000	6,800,000
All Employees, Officers and Directors [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Loans and Leases Receivable, Related Party, Aggregate as Percent of Equity		3.40%	5.70%
Director and Officer [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Related Party Transaction, Expenses from Transactions with Related Party	$ 58,000	$ 81,000	$ 79,000